CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 27,558	$ 76,483	$ 79,458
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	2,910	1,100	(5,023)
Unrealized income (loss) on foreign currency cash flow hedge	(36)	9	1,590
Income tax benefit (expense) related to components of other comprehensive income (loss)	8	(161)	509
Total other comprehensive income (loss), net of tax	2,882	948	(2,924)
Comprehensive income	30,440	77,431	76,534
Less: comprehensive income attributable to non-controlling interest	(2,405)	(2,093)	(126)
Comprehensive income attributable to controlling interest	$ 28,035	$ 75,338	$ 76,408